LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS PAYABLE
Balance at the beginning of the year	$ 8,519	$ 14,510
Loans drawdowns	123,470
Applied deferred financing fees	(8,770)
Finance cost	7,641	728
Repayments of principal	(4,081)	(5,991)
Repayments of finance costs		(728)
Payments of interest	(4,103)
Balance at the end of the year	122,676	8,519
Statements of Financial Position presentation
Current loans payable	5,234
Accrued Interest	2,440
Non-current loans payable	115,002	4,658
Debt Facility [Member]
LOANS PAYABLE
Balance at the beginning of the year	0	0
Loans drawdowns	120,000
Applied deferred financing fees	(8,770)
Finance cost	7,200	0
Repayments of principal	0	0
Repayments of finance costs		0
Payments of interest	(3,665)
Balance at the end of the year	114,765	0
Statements of Financial Position presentation
Current loans payable	1,000
Accrued Interest	2,440
Non-current loans payable	111,325
Equipment Financing [Member]
LOANS PAYABLE
Balance at the beginning of the year	8,519	14,510
Loans drawdowns	3,470
Applied deferred financing fees	0
Finance cost	441	728
Repayments of principal	(4,081)	(5,991)
Repayments of finance costs		(728)
Payments of interest	(438)
Balance at the end of the year	7,911	$ 8,519
Statements of Financial Position presentation
Current loans payable	4,234
Accrued Interest	0
Non-current loans payable	$ 3,677